Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheets) (Details) (JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2011		Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 11,859	[1],[2],[3]	¥ 10,035	[1],[2],[3]
Fair value of derivative liabilities	11,287	[1],[2],[3]	9,761	[1],[2],[3]
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8,683	[1],[2],[3]	7,422	[1],[2],[3]
Fair value of derivative liabilities	8,643	[1],[2],[3]	7,330	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	2,884	[1],[2],[3]	2,315	[1],[2],[3]
Fair value of derivative liabilities	2,474	[1],[2],[3]	2,279	[1],[2],[3]
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	64	[1],[2],[3]	82	[1],[2],[3]
Fair value of derivative liabilities	93	[1],[2],[3]	85	[1],[2],[3]
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	160	[1],[2],[3]	171	[1],[2],[3]
Fair value of derivative liabilities	127	[1],[2],[3]	137	[1],[2],[3]
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	67	[1],[2],[3]	45	[1],[2],[3]
Fair value of derivative liabilities	60	[1],[2],[3]	47	[1],[2],[3]
Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1	[1],[2],[3]
Fair value of derivative liabilities	(110)	[1],[2],[3],[4]	(117)	[1],[2],[3],[4]
Not Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	11,859	[1],[3],[5]	10,033	[1],[3],[5]
Fair value of derivative liabilities	11,287	[1],[3],[5]	9,761	[1],[3],[5]
Not Designated As Hedges [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8,683	[1],[3],[5]	7,420	[1],[3],[5]
Fair value of derivative liabilities	8,643	[1],[3],[5]	7,330	[1],[3],[5]
Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	2,884	[1],[3],[5]	2,315	[1],[3],[5]
Fair value of derivative liabilities	2,474	[1],[3],[5]	2,279	[1],[3],[5]
Not Designated As Hedges [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	64	[1],[3],[5]	82	[1],[3],[5]
Fair value of derivative liabilities	93	[1],[3],[5]	85	[1],[3],[5]
Not Designated As Hedges [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	160	[1],[3],[5]	171	[1],[3],[5]
Fair value of derivative liabilities	127	[1],[3],[5]	137	[1],[3],[5]
Not Designated As Hedges [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	67	[1],[3],[5]	45	[1],[3],[5]
Fair value of derivative liabilities	60	[1],[3],[5]	47	[1],[3],[5]
Not Designated As Hedges [Member] | Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1	[1],[3],[5]
Fair value of derivative liabilities	(110)	[1],[3],[4],[5]	(117)	[1],[3],[4],[5]
Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets			2	[1],[3],[6]
Designated As Hedges [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets			¥ 2	[1],[3],[6]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.